Operating expenses and cost of services	12 Months Ended
Dec. 31, 2021
Operating expenses and cost of services
Operating expenses and cost of services

17          Operating expenses and cost of services

	2021	2020	2019

	US $’000
Wages and service costs relating to seagoing personnel	9,953	9,099	10,392
Maintenance and repair of vessels	4,343	3,881	4,060
Expenses relating to fleet equipment (mainly containers and chassis)	28,104	26,598	25,560
Fuel and lubricants	739,766	361,568	386,917
Insurance	11,495	9,586	8,634
Expenses related to cargo handling	1,879,923	1,432,937	1,421,354
Port expenses	255,477	206,946	200,610
Agents’ salaries and commissions	238,848	159,134	149,210
Cost of related services and sundry	170,937	100,537	61,437
Slots purchase and hire of vessels	530,505	497,777	515,102
Hire of containers	36,597	27,049	27,417
	3,905,948	2,835,112	2,810,693